Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Financial Instruments [Abstract]
Summary of Short-term Derivative Contracts

Transaction	Type Contract	Notional amount in USD as of September 30, 2025	Outstanding balance as of September 30, 2025 - Derivative financial assets / (liabilities)"	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Forward	12,386	59	—	—
Buy USD
Mexican Peso	Futures Contract	—	—	9,780	287
South African Rand	Futures Contract	—	—	13,870	727
Argentine Peso	Futures Contract	7,000	81	—	—
Mexican Peso	Forward	—	—	9,899	256
Moroccan Dirham	Forward	—	—	4,482	35
South African Rand	Forward	—	—	26,961	749
Brazilian Real	Non-delivery forwards	—	—	17,682	378
Indian Rupee	Non-delivery forwards	3,491	14	176	1
Argentine Peso	Non-delivery forwards	3,500	542	—	—
Indonesian Rupiah	Non-delivery forwards	2,502	67	—	—
Philippine Peso	Non-delivery forwards	2,009	56	—	—
Sell EUR
US Dollar	Forward	(7,984)	4	(18,065)	152
Sell USD
Thai Baht	Forward	(1,698)	1	—	—
Argentine Peso	Futures Contract	—	—	(1,000)	252
Brazilian Real	Non-delivery forwards	—	—	(7,707)	37
Indonesian Rupiah	Non-delivery forwards	(2,275)	4	—	—
Total			828		2,874

Liabilities
Buy EUR
US Dollar	Forward	—	—	3,383	(13)
US Dollar	Futures Contract	5,749	(5)	39,223	(547)
Buy USD
Chilean Peso	Forward	13,904	(10)	15,979	(29)
United Arab Emirates Dirham	Forward	1,033	—	133	—
Thai Baht	Forward	4,482	(15)	—	—
Saudi Riyal	Forward	4,505	(7)	6,755	(11)
Moroccan Dirham	Forward	8,880	(52)	—	—
Uruguayan peso	Forward	—	—	5,392	(71)
Mexican Peso	Forward	5,391	(44)	—	—
Turkish Lira	Forward	1,541	(12)	—	—
Argentine Peso	Futures Contract	—	—	1,900	(232)
Mexican Peso	Futures Contract	10,650	(254)	—	—
Kenyan Shilling	Non-delivery forwards	1,000	(3)	—	—
Egyptian Pound	Non-delivery forwards	8,980	(633)	8,965	(96)
Vietnamese Dong	Non-delivery forwards	984	(2)	6,334	(7)
Brazilian Reais	Non-delivery forwards	14,724	(286)	37,200	(4,968)
Nigerian Naira	Non-delivery forwards	6,891	(245)	2,000	(33)
Pakistani Rupee	Non-delivery forwards	7,240	(38)	—	—
Sell USD
South African Rand	Forward	—	—	(6,654)	(104)
South African Rand	Futures Contract	—	—	(6,662)	(116)
Total			(1,606)		(6,227)

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net (loss)/gain on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)	(3,232)	7,204	(1,896)	(1,860)
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)	(5,088)	(15,009)	(1,497)	(3,970)